Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
NOTE 10 Intangible	Assets

Intangible assets consisted of the following:

At December 31 (Dollars in Millions)	Estimated Life(a)	Amortization Method(b)		Balance
				2016	2015
Goodwill		(c	)	$9,344	$9,361
Merchant processing contracts	7 years/8 years	SL/AC		108	135
Core deposit benefits	22 years/5 years	SL/AC		161	194
Mortgage servicing rights		(c	)	2,591	2,512
Trust relationships	10 years/6 years	SL/AC		59	75
Other identified intangibles	8 years/4 years	SL/AC		384	434
Total				$12,647	$12,711
(a)	Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.

(b) Amortization methods:	SL = straight line method
AC = accelerated methods generally based on cash flows
(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2016	2015	2014
Merchant processing contracts	$28	$35	$50
Core deposit benefits	34	40	38
Trust relationships	16	21	27
Other identified intangibles	101	78	84

Total	$179	$174	$199

The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2017	$171
2018	138
2019	109
2020	86
2021	65

The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2016, 2015 and 2014:

(Dollars in Millions)	Wholesale Banking and Commercial Real Estate	Consumer and Small Business Banking	Wealth Management and Securities Services	Payment Services	Treasury and Corporate Support	Consolidated Company

Balance at December 31, 2013	$1,605	$3,514	$1,565	$2,521	$–	$9,205
Goodwill acquired	43	166	8	–	–	217
Foreign exchange translation and other	–	–	(3)	(30)	–	(33)

Balance at December 31, 2014	$1,648	$3,680	$1,570	$2,491	$–	$9,389
Foreign exchange translation and other	(1)	1	(3)	(25)	–	(28)

Balance at December 31, 2015	$1,647	$3,681	$1,567	$2,466	$–	$9,361
Foreign exchange translation and other	–	–	(1)	(16)	–	(17)

Balance at December 31, 2016	$1,647	$3,681	$1,566	$2,450	$–	$9,344